Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Beginning Balance	$ 55,035
Additions	22,211
Amortization	(9,457)
Write-off and other movements (Note 7)	(4,518)
Ending Balance	$ 63,271